INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Taxes on income by jurisdiction
Domestic	$ 11,716		$ 22,616		$ 75,333
Foreign	(2,135)				102
Taxes on income	9,581		22,616		75,435
Domestic:
Current taxes	23,272		10,778		59,614
Deferred tax benefit	(11,556)
Taxes in respect of previous years		[1]	11,838	[1]	15,719	[1]
Total - Domestic	11,716		22,616		75,333
Foreign:
Current taxes	160
Deferred tax expense (benefit)	(2,295)				102
Total - Foreign	(2,135)				102
Taxes on income	$ 9,581		$ 22,616		$ 75,435

[1]	The years 2012 and 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 12 f below).